Taxation and Deferred Tax (Details) - Schedule of provision for income tax - TINGO, INC. [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Taxation and Deferred Tax (Details) - Schedule of provision for income tax [Line Items]
Income tax	$ 38,698,829,000		$ 51,138,811,000	$ 13,018,431,000		$ 60,685,148,000
Education Tax			3,409,254,000	835,570,000		4,045,677,000
Current Tax	$ 36,551,539,000	$ 104,802,090	$ 54,548,065,000	$ 12,182,861,000	$ 68,739,650	$ 64,730,825,000